Company financial information (Parent Corporation) - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 27, 2025	Apr. 30, 2024	Jan. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Liquid asset held, amount	$ 3,800
Authorized amount of shares to repurchase					$ 6,000	$ 5,000
Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval				$ 82
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared	$ 4,300	$ 3,500	$ 1,000